Receivables (Details) - CAD ($)	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Receivables	$ 1,705,173	$ 1,190,689
Trade receivable
Disclosure of detailed information about financial instruments [line items]
Receivables	27,737	84,443
Construction contract asset
Disclosure of detailed information about financial instruments [line items]
Receivables	175,372	125,426
GST receivable
Disclosure of detailed information about financial instruments [line items]
Receivables	418,866	278,182
SR&ED tax credits receivable
Disclosure of detailed information about financial instruments [line items]
Receivables	1,056,193	675,000
Other receivable
Disclosure of detailed information about financial instruments [line items]
Receivables	$ 27,005	$ 27,638